SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
	Authorized		Outstanding
	December 31,		December 31,
	2022	2021	2022	2021
	Number of shares

Ordinary shares of NIS 0.04 par value each	$200,000,000	$200,000,000	$34,507,303	$34,473,070

Summary of Stock Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,600,575	16.87	47
Granted	233,100	10.27
Exercised	-	-
Forfeited	(287,525)	21.74

Outstanding - end of the year	1,546,150	14.58	-

Options exercisable at the end of the year	839,013	16.94	-

Vested and expected to vest	839,013	16.94	-

Summary of Activities Relating to Company's RSUs Granted to Employees

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - end of the year	83,228	13.92	940
Granted	34,965	9.25
Exercised	(34,298)	14.79
Forfeited	(9,008)	5.38

Outstanding - end of the year	74,887	12.17	428

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	74,887	12.17	428

Schedule of Awards Outstanding

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	74,887	5.75	$0.01	-	-	$-
$6.9-9.5	200,100	6.49	$8.59	4,000	4.35	$9.48
$10.2-19.7	1,180,050	4.03	$13.59	669,013	3.41	$14.04
$20.3-30.2	128,000	1.59	$26.98	128,000	1.59	$26.98
$31.5-41.5	38,000	0.23	$34.95	38,000	0.23	$34.95

	1,621,037			839,013

Schedule of Compensation Expenses
	December 31,
	2022	2021

Cost of revenues	$315	$321
Research and development expenses	69	89
Marketing and selling expenses	201	269
General and administrative expenses	917	1,167

Total	$1,502	$1,846